SUBSEQUENT EVENTS (Details) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended				1 Months Ended	3 Months Ended		0 Months Ended
	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 MGTS-Nedvizhimost	Dec. 31, 2013 Forecast RUB	Dec. 31, 2013 U.S. Dollar Forecast	Dec. 31, 2013 Euro Forecast	Dec. 31, 2013 MTS International Notes due 2020	Apr. 30, 2014 Subsequent Event MGTS-Nedvizhimost RUB	Apr. 17, 2014 Subsequent Event U.S. Dollar	Apr. 17, 2014 Subsequent Event Euro	Mar. 12, 2014 Subsequent Event Credit facility agreement from Citibank Europe PLC and Swedish Export Credit Corporation USD ($) item	Mar. 12, 2014 Subsequent Event Credit facility agreement from Citibank Europe PLC and Swedish Export Credit Corporation RUB item	Mar. 31, 2014 Subsequent Event MTS International Notes due 2020 USD ($)	Mar. 31, 2014 Subsequent Event MTS International Notes due 2020 RUB	Apr. 11, 2014 Subsequent Event Non-revolving credit line facilities, Sberbank maturing in 2015 RUB
Subsequent Events
Maximum borrowing capacity												$ 300	10,920			20,000
Number of tranches in which facility is available												1	1
Interest rate, base rate												LIBOR	LIBOR
Interest rate added to base rate (as a percent)												0.90%	0.90%
Period to draw credit facility												12 months	12 months
Percentage of depreciation in home currency against foreign currency										10.00%	11.00%
Estimated currency exchange loss	(5,473)	3,952	(4,403)		4,300
Percentage of hypothetical depreciation in home currency against foreign currency						10.00%	11.00%
Repurchase amount of debt														50.2	1,819.0
Ownership interest sold (as a percent)				51.00%					49.00%
Cash consideration	3,068								3,100
Interest rate (as a percent)								8.625%								9.96%